787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, each a series of BlackRock Variable Series Funds, Inc.
(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated October 18, 2018, for BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund (collectively, the “Funds”) filed under Rule 497(c) with the Securities and Exchange Commission on October 18, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP